Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000163318
Shareholder Report [Line Items]
Fund Name	Baywood SociallyResponsible Fund
Class Name	Institutional
Trading Symbol	BVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The one thing that remains clear in this environment is that increased levels of volatility will likely persist. Volatility is likely to permeate across inflation, the economy, politics and is likely to greatly affect financial markets as well. The broad market’s strong return in the fourth quarter of 2025 compared to its roughly 4% decline in the first quarter reflects this volatility. The SociallyResponsible strategy outperformed the broad market during this volatility and generated positive returns in an overall down period.

The largest source of relative outperformance was in the IT sector whereby the Fund’s holdings produced positive returns in the period while the Morningstar US Market TR Index holdings declined. The Fund’s relative performance was further aided by the high concentration of IT stocks in the benchmark, which represent over 30%, while the Fund holds approximately 11%, given IT was one of the worst performing sectors for the benchmark in the period.

The strongest absolute contributors for both the value benchmark and the SociallyResponsible sectors came from the energy sector. The energy sector contribution to GDP is approximately 8% per year on average and having no representation of such a large contribution to the economy unnecessarily narrows diversification opportunities. Carefully curated companies provide a great benefit to the strategy without owning some of the more egregious environmental offenders. Companies like Texas Pacific Land Corporation, which is a real estate holding company that leases its property to a number of different companies. Texas Pacific was the top performing company in the strategy and most of its approximate 65% return in the first quarter came before the increases in the price of oil as investors recognized that Texas Pacific would benefit from having its land available for data centers collocated near energy sources with both energy and water rights, ideal for the current building boom in A.I.

In the communication sector, Verizon, a new holding for the quarter, and AT&T helped generate positive returns despite negative benchmark contribution. Both companies languished last year as the A.I. frenzy left these “boring” companies behind, yet what investors don’t realize is that without these companies, the A.I. boom has no legs to stand on. Verizon, which was initiated in the quarter, has a dividend yield in excess of 5% and is well covered by its earnings – a stable ballast for these volatile markets. Should Verizon experience a pull-back in the price of its shares we are likely to continue to build our position. Both AT&T and Verizon contributed positively to returns in the quarter and we believe they are likely to continue to provide stability for the strategy in this volatile market.

In healthcare, our holdings in Avantor and Solventum were mostly responsible for the relative underperformance. Solventum, recently spun out of 3M, continues to transition into a stand-alone company. It recently completed the divestiture of its purification and filtration business which allowed it to pay down nearly 1/3 of its debt, while it temporarily carries higher separation costs. The mixed results pressured the price of its shares in the quarter but we believe these to be temporary in nature and maintain our holdings in Solventum. Some of the weakness from Solventum and Avantor were offset by our holding in Royal Philips, which we sold out of in the period for a strong gain.

Building a portfolio of companies that have been neglected by years of the markets’ near-singular focus on a small group of technology giants has produced a great opportunity for investors in the SociallyResponsible fund. Owning companies whose fundamentals appear mispriced provides us with confidence navigating in what we believe are going to be volatile markets going forward.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional ClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,314	$10,260	$10,436
09/30/16	$10,917	$10,696	$10,670
12/31/16	$11,530	$11,124	$11,496
03/31/17	$11,881	$11,781	$11,784
06/30/17	$11,927	$12,143	$11,838
09/30/17	$12,465	$12,692	$12,417
12/31/17	$13,458	$13,512	$13,230
03/31/18	$13,004	$13,429	$12,816
06/30/18	$13,290	$13,928	$12,875
09/30/18	$14,044	$14,933	$13,770
12/31/18	$11,752	$12,830	$12,449
03/31/19	$13,162	$14,638	$13,734
06/30/19	$13,731	$15,252	$14,161
09/30/19	$13,804	$15,447	$14,613
12/31/19	$14,873	$16,836	$15,649
03/31/20	$10,341	$13,373	$11,721
06/30/20	$12,094	$16,313	$13,180
09/30/20	$12,871	$17,820	$13,569
12/31/20	$15,502	$20,354	$15,552
03/31/21	$17,621	$21,578	$17,127
06/30/21	$18,725	$23,383	$17,782
09/30/21	$18,419	$23,391	$17,557
12/31/21	$19,670	$25,603	$18,894
03/31/22	$20,035	$24,239	$19,203
06/30/22	$17,616	$20,155	$17,637
09/30/22	$17,207	$19,232	$16,386
12/31/22	$19,528	$20,628	$18,944
03/31/23	$19,804	$22,154	$19,080
06/30/23	$20,252	$24,036	$19,854
09/30/23	$20,149	$23,270	$19,612
12/31/23	$22,010	$26,082	$21,184
03/31/24	$23,775	$28,751	$23,067
06/30/24	$23,796	$29,751	$22,932
09/30/24	$25,733	$31,555	$24,921
12/31/24	$25,221	$32,365	$24,296
03/31/25	$25,539	$30,865	$25,740
06/30/25	$26,158	$34,303	$25,971
09/30/25	$27,430	$37,080	$27,572
12/31/25	$27,570	$37,979	$28,714
03/31/26	$27,776	$36,391	$29,393

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	8.76%	9.53%	10.76%
Morningstar US Market TR Index	17.90%	11.02%	13.79%
Morningstar US Large Value TR Index	14.19%	11.41%	11.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,362,999
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,992
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$26,362,999
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$21,992

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Financials	21.6%
Health Care	17.9%
Technology	12.0%
Energy	8.7%
Consumer Discretionary	8.2%
Capital Goods / Industrials	7.3%
Consumer Staples	6.4%
Communication Services	5.0%
Real Estate	4.9%
Basic Materials	4.7%
Transportation	1.7%
Utilities	1.6%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Table Summary
Kontoor Brands, Inc.	4.05%
Texas Pacific Land Corp.	4.01%
W R Berkley Corp.	3.83%
Kinder Morgan, Inc.	3.29%
Healthcare Realty Trust, Inc. REIT	3.27%
AT&T, Inc.	3.23%
CME Group, Inc.	3.21%
Medtronic PLC	3.21%
American Express Co.	3.17%
NIKE, Inc., Class B	3.13%

* excluding cash equivalents

C000132967
Shareholder Report [Line Items]
Fund Name	Baywood ValuePlus Fund
Class Name	Institutional
Trading Symbol	BVPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

With concentration comes risk and our benchmark proved this to be the case over the last six months ending in March. Baywood ValuePlus was underweight to the Morningstar US Market Index in the following sectors: communications, consumer discretionary and technology. It is worth noting that those three sectors house the “Magnificient 7” which generally has the effect of crowding out every other economic sector. As a result of such benchmark concentration, by being active, ValuePlus is commensurately overweight in everything else (Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Real Estate and Utilities). The strategy’s outperformance in the period was in part related to what we owned but also related to what we did not own. ValuePlus had approximately half of the benchmark weight in communications and our positions increased about 7% versus flat for the benchmark. ValuePlus had a mere fourth of the benchmark’s technology exposure with the companies held by the Fund also declining less than those of the benchmark. Those two differences in and of themselves contributed over 2% to the strategy’s excess returns.

In terms of relative overweights, ValuePlus had approximately 50% greater exposure to healthcare compared with our benchmark; this contributed an additional 1% to excess returns. We were also overweight financials, energy and utilities, all of which contributed approximately 3% to excess returns in the period. While we were generally equal weight in industrials, our higher exposure to aerospace was another noteworthy contributor.

The two sectors worth mentioning due to their detraction from overall relative returns were consumer staples and materials. Within consumer staples, Diageo was the culprit while in materials, it was Graphic Packaging. Even in sectors in which we outperformed, there were some notable laggards: Kinder Morgan in energy, Corebridge in financials, Medtronic in healthcare and 3M in industrials. Yet that is the attraction of having an actively managed yet diversified portfolio. Not all companies behave in a similar fashion. We have what can be viewed as natural hedges in the portfolio from a true diversification standpoint. We cannot say that nearly half of our exposure is directly tied to AI and hyper-scaler growth. Nor would we want to. Not only do we have a more balanced exposure across economic sectors but exposure within sectors is also greater. For example, in healthcare we have exposure to a few select pharmaceuticals companies but also have exposure to medical equipment. In financials, we have exposure to lending institutions but also to insurance companies and exchanges, companies which behave very differently from one another. Within industrials, we have exposure to pro-cyclical companies but also to those not prone to economic weakness.

We report to you on a semi-annual basis. Our objectives are longer term and aim to capture mis-pricings in established companies that are temporary in nature. The companies we seek tend to reward shareholders in the form of dividends and also buybacks to a greater extent than the broad market. Since the composite’s inception in 1989, the strategy has outperformed both value and broad market benchmarks while exhibiting lower risk than the market. The Fund is managed using the same disciplined investment process that has guided the strategy for nearly four decades.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com or ask us any questions at info@skba.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
03/31/16	$10,000	$10,000	$10,000
06/30/16	$10,409	$10,260	$10,436
09/30/16	$10,821	$10,696	$10,670
12/31/16	$11,563	$11,124	$11,496
03/31/17	$11,779	$11,781	$11,784
06/30/17	$11,901	$12,143	$11,838
09/30/17	$12,509	$12,692	$12,417
12/31/17	$13,428	$13,512	$13,230
03/31/18	$13,316	$13,429	$12,816
06/30/18	$13,532	$13,928	$12,875
09/30/18	$14,080	$14,933	$13,770
12/31/18	$12,056	$12,830	$12,449
03/31/19	$13,336	$14,638	$13,734
06/30/19	$13,672	$15,252	$14,161
09/30/19	$13,862	$15,447	$14,613
12/31/19	$14,893	$16,836	$15,649
03/31/20	$10,404	$13,373	$11,721
06/30/20	$12,295	$16,313	$13,180
09/30/20	$12,646	$17,820	$13,569
12/31/20	$14,971	$20,354	$15,552
03/31/21	$16,637	$21,578	$17,127
06/30/21	$17,525	$23,383	$17,782
09/30/21	$17,299	$23,391	$17,557
12/31/21	$18,266	$25,603	$18,894
03/31/22	$19,290	$24,239	$19,203
06/30/22	$17,493	$20,155	$17,637
09/30/22	$16,578	$19,232	$16,386
12/31/22	$19,038	$20,628	$18,944
03/31/23	$19,025	$22,154	$19,080
06/30/23	$19,530	$24,036	$19,854
09/30/23	$19,231	$23,270	$19,612
12/31/23	$21,189	$26,082	$21,184
03/31/24	$22,900	$28,751	$23,067
06/30/24	$22,471	$29,751	$22,932
09/30/24	$24,512	$31,555	$24,921
12/31/24	$23,920	$32,365	$24,296
03/31/25	$24,888	$30,865	$25,740
06/30/25	$25,755	$34,303	$25,971
09/30/25	$26,699	$37,080	$27,572
12/31/25	$26,832	$37,979	$28,714
03/31/26	$27,947	$36,391	$29,393

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	12.29%	10.93%	10.82%
Morningstar US Market TR Index	17.90%	11.02%	13.79%
Morningstar US Large Value TR Index	14.19%	11.41%	11.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,803,640
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (64,065)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$5,803,640
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(64,065)

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Financials	17.0%
Health Care	15.0%
Energy	11.4%
Capital Goods / Industrials	9.3%
Consumer Discretionary	9.2%
Technology	8.0%
Consumer Staples	8.0%
Real Estate	6.7%
Communication Services	5.3%
Basic Materials	4.4%
Utilities	4.1%
Transportation	1.6%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Table Summary
Medtronic PLC	4.00%
AT&T, Inc.	3.62%
RTX Corp.	3.31%
Kontoor Brands, Inc.	3.31%
Kinder Morgan, Inc.	3.28%
Chevron Corp.	3.03%
CME Group, Inc.	2.99%
ConocoPhillips	2.98%
NIKE, Inc., Class B	2.96%
The Hershey Co.	2.82%

* excluding cash equivalents